400 Howard Street
P.O. Box 7101
San Francisco, CA 94105
Tel +1 415 670 2059
Fax +1 415 618 1377
andrew.josef@blackrock.com

October 7, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	iShares, Inc. (the “Company”)
       Securities Act File No. 33-97598;
       Investment Company Act File No. 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated October 7, 2011, do not differ from those contained in Post-Effective Amendment No. 151 to the Company’s Registration Statement on Form N-1A, filed electronically on October 6, 2011.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-2059.

Yours truly,

/s/ Andrew Josef
Andrew Josef, Esq.

cc:  Benjamin J. Haskin, Esq.